Subsequent Events (Details) ¥ in Thousands, $ in Thousands				1 Months Ended	6 Months Ended
	Sep. 30, 2025 CNY (¥)	Jul. 18, 2025 CNY (¥)	Jul. 01, 2025 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 CNY (¥)	Sep. 26, 2025	Sep. 09, 2025 CNY (¥)	Aug. 13, 2025 CNY (¥)	Aug. 06, 2025 shares	Jul. 24, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Subsequent Events [Line Items]
Borrowings				¥ 27,091	¥ 27,091						$ 3,782	¥ 31,704
Subsequent Event [Member]
Subsequent Events [Line Items]
Granted share-based compensation awards (in Shares) | shares									5,950,000
Subsequent Event [Member] | Bank of China [Member]
Subsequent Events [Line Items]
Borrowings			¥ 30,000
Subsequent Event [Member] | Huzhou Branch [Member]
Subsequent Events [Line Items]
Borrowings										¥ 10,000
Subsequent Event [Member] | Xiamen Branch [Member]
Subsequent Events [Line Items]
Borrowings								¥ 10,000
Subsequent Event [Member] | Minimum [Member]
Subsequent Events [Line Items]
Annual interest rates			2.60%
Subsequent Event [Member] | Maximum [Member]
Subsequent Events [Line Items]
Annual interest rates			2.80%
Subsequent Event [Member] | Xiamen Lianzhang Media Co., Ltd [Member]
Subsequent Events [Line Items]
Line of credit facilities		¥ 9,750
Subsequent Event [Member] | Xiamen Lianzhang Media Co., Ltd [Member] | Maximum [Member]
Subsequent Events [Line Items]
Line of credit facilities		13,000
Subsequent Event [Member] | Lianzhang Media Co., Ltd [Member]
Subsequent Events [Line Items]
Line of credit facilities		1,950
Subsequent Event [Member] | Lianzhang Media Co., Ltd [Member] | Maximum [Member]
Subsequent Events [Line Items]
Line of credit facilities		¥ 2,600
Fujian Meilishuo International Travel Agency Co., Ltd. [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Percentage of acquire equity interest			51.00%
Mimus Technology [Member]
Subsequent Events [Line Items]
Percentage of acquire equity interest				2.50%	2.50%						2.50%
Total consideration				¥ 5,000
Payments to acquire investments					¥ 2,500
Forecast [Member] | Xiamen Branch [Member]
Subsequent Events [Line Items]
Borrowings							¥ 10,000
Forecast [Member] | Lianzhang Life Services Co., Ltd. [Member]
Subsequent Events [Line Items]
Percentage of acquire equity interest						51.00%
Forecast [Member] | Mimus Technology [Member]
Subsequent Events [Line Items]
Percentage of acquire equity interest	2.50%
Payments to acquire investments	¥ 2,500
Fujian Meilishuo International Travel Agency Co., Ltd. [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Total consideration			¥ 2,550